Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Repayment schedule [Abstract]
Corporate debt	$ 965,320	$ 993,725
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	25,626
Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt		23,648
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,962	2,036
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,962	2,036
2025 [member]
Repayment schedule [Abstract]
Corporate debt	436,476	448,133
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	499,294	517,872
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	20	41
2017 Credit Facility [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	20
2017 Credit Facility [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		41
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	331,885	343,999
Note Issuance Facility 2019 [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	331,885	343,999
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	24,358	21,224
Commercial Paper [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	24,358
Commercial Paper [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		21,224
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	338,635	351,315
2020 Green Private Placement [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	279
2020 Green Private Placement [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		289
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	338,356	351,026
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	160,938	166,846
Note Issuance Facility 2020 [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	160,938	166,846
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	103,630	104,227
Green Exchangeable Notes [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	959
Green Exchangeable Notes [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		2,083
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	102,671	102,144
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	5,854	6,073
2020 Credit Facility [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10
2020 Credit Facility [Member] | Between January and March 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Credit Facility [Member] | Between April and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		11
2020 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,962	2,036
2020 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,962	2,036
2020 Credit Facility [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	1,920	1,990
2020 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0	$ 0